Board Compensation and Key Management Personnel - Additional Information (Detail)					12 Months Ended
	Feb. 15, 2017 shares € / shares	Nov. 01, 2016 shares € / shares	Oct. 27, 2016 shares € / shares	Oct. 05, 2015 EUR (€) € / shares	Dec. 31, 2017 shares € / shares	Dec. 31, 2016 shares € / shares	Dec. 31, 2015 shares € / shares
Disclosure charged to the profit and loss statement [line Items]
Number of options allocated to Chief Medical Officer					1,014,733	496,243	771,662
Number of RSUs granted					214,096
2010 Option plan [member]
Disclosure charged to the profit and loss statement [line Items]
Exercise price per share				€ 1.93
Total amount of reimbursement | €				€ 60,935
Ton Logtenberg, CEO [member]
Disclosure charged to the profit and loss statement [line Items]
Number of options allocated to Chief Medical Officer					377,271
Number of RSUs granted					123,745
Number of options held by the chief executive officers | shares					661,629	376,912	54,866
Average exercise price per share held by the chief executive officers					€ 14.20	€ 2.98	€ 5.35
Number of RSU held					123,745
Shelley Margetson, COO [member]
Disclosure charged to the profit and loss statement [line Items]
Number of options allocated to Chief Medical Officer					59,605
Number of RSUs granted					19,550
Description of vesting period					12-month period following her separation date
Andres Sirulnik Chief Medical Officer [member]
Disclosure charged to the profit and loss statement [line Items]
Number of options allocated to Chief Medical Officer | shares			219,890
Exercise price per share			€ 16.85
John Crowley Chief Financial Officer [member]
Disclosure charged to the profit and loss statement [line Items]
Number of options allocated to Chief Medical Officer | shares		183,241
Exercise price per share		€ 15.24
Peter Silverman Senior Vice President [member]
Disclosure charged to the profit and loss statement [line Items]
Number of options allocated to Chief Medical Officer | shares	50,000
Exercise price per share	€ 24.54